Benefit Payments for Expected Future Services (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	$ 24,791	¥ 2,043,000
2014	25,664	2,115,000
2015	24,512	2,020,000
2016	24,305	2,003,000
2017	24,135	1,989,000
Thereafter	$ 121,041	¥ 9,975,000